CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 8,812		$ 15,740		$ 8,543
Short-term investments	103,224	$ 103,200	137,512		144,883
Total cash, cash equivalents and short-term investments	112,036		153,252		153,426
Unbilled receivables	4,580		10,044		7,582
Prepaid expenses and other current assets	3,867		3,830		3,809
Total current assets	120,483		167,126		164,817
Operating lease right-of-use asset	12,338		9,054		7,774
Property and equipment, net	1,366		1,660		1,507
Total assets	134,187		177,840		174,098
Current liabilities:
Accounts payable	4,389		7,918		6,355
Accrued liabilities	16,264		10,820		8,402
Deferred revenue	1,583		4,834		4,526
Operating lease liability, current portion	1,385		871		928
Total current liabilities	23,621		24,443		20,211
Deferred revenue, long-term	64,545		90,610		74,696
Operating lease liability	11,667		8,771		7,370
Warrant liability	0		1,603		22,355
Total liabilities	99,833		125,427		124,632
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value; 100 shares authorized; none outstanding	0		0		0
Common stock, $0.00000002 par value; 226,000 shares authorized; 6,663 and 6,658 shares issued and outstanding at March 31, 2023 and June 30, 2022, respectively	0		0		0
Additional paid-in-capital	430,322		426,572		369,171
Accumulated deficit	(395,968)	(396,000)	(374,159)		(319,705)
Total stockholders' equity	34,354	48,374	52,413	$ 73,334	49,466
Total liabilities and stockholders' equity	134,187		$ 177,840		$ 174,098
Infinity Pharmaceuticals Inc [Member]
Current assets:
Cash and cash equivalents	25,737	38,313		80,726
Prepaid expenses and other current assets	2,626	1,989		1,542
Total current assets	28,363	40,302		82,268
Operating lease right-of-use asset	597	697		1,064
Property and equipment, net	695	800		1,241
Restricted cash, less current portion	158	158		158
Other assets	138	194		54
Total assets	29,951	42,151		84,785
Current liabilities:
Accounts payable	1,935	4,405		2,320
Accrued liabilities		9,223		10,980
Operating lease liability, current portion	613	593		519
Accrued expenses and other current liabilities	9,354	9,223		10,980
Total current liabilities	11,289	13,628		13,300
Operating lease liability	164	324		917
Liabilities related to sale of future royalties, net, less current portion (Note 9)	46,782	47,213		48,727
Other liabilities	38	37		270
Total liabilities	58,273	61,202		63,214
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value; 100 shares authorized; none outstanding	0	0		0
Common stock, $0.00000002 par value; 226,000 shares authorized; 6,663 and 6,658 shares issued and outstanding at March 31, 2023 and June 30, 2022, respectively	89	89		89
Additional paid-in-capital	838,586	836,812		833,065
Accumulated deficit	(866,997)	(855,952)		(811,583)
Total stockholders' equity	(28,322)	(19,051)		21,571
Total liabilities and stockholders' equity	$ 29,951	$ 42,151		$ 84,785